Finance Receivables - Purchased Credit Impaired Finance Receivables (Details) (10-K) - USD ($) $ in Millions	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Nov. 02, 2015	Dec. 31, 2014	Oct. 03, 2014	Apr. 01, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	$ 628		$ 1,529	$ 18	$ 779
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	166		796		205
Carrying amount, net of allowance	452		923		433
Allowance for purchased credit impaired finance receivable losses	$ 37		$ 12		5
Corporate Joint Venture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage		47.00%	47.00%			47.00%	47.00%
OneMain Consumer Portfolio Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance			$ 911		0
Carrying amount, net of allowance			624		0
Allowance for purchased credit impaired finance receivable losses			0		0
Finance Receivables Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance			136		151
Carrying amount, net of allowance			76		93
Allowance for purchased credit impaired finance receivable losses			7		5
Affiliates of Fortress or AIG [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased credit impaired finance receivables held for sale, carrying amount			55		68
Purchased credit impaired finance receivables held for sale, outstanding balance			89		99
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance			482		628
Carrying amount, net of allowance			223		340
Allowance for purchased credit impaired finance receivable losses			$ 0		$ 0
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of credit impaired loans acquired				734
Purchased credit impaired finance receivables, allowance for credit losses				$ 899